Leases - Summary of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 11,842
2025	3,219
2026	3,298
2027	3,376
2028	3,455
Thereafter	5,824
Total lease payments	31,014
Less: interest	3,585
Total lease liability	27,429
Lease liability – current	10,781	$ 7,165
Lease liability – long-term	$ 16,648	$ 28,222